Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Les Colorants [Member]
Business Acquisition [Line Items]
Cost of acquisition, net cash	$ 4.6
Percentage of prior ownership (in hundredths)	50.00%
Gain on revaluation of acquisition property	3.6
Goodwill and intangibles resulting from purchase price allocation	$ 8.7
LCW Polska [Member]
Business Acquisition [Line Items]
Percentage of prior ownership (in hundredths)	75.00%